Revenue Recognition - Disaggregation of Revenue by Geography (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue by Geography
Revenue	$ 61,860	$ 60,530	$ 57,350
Americas
Revenue by Geography
Revenue	31,666	31,057	28,299
Europe/Middle East/Africa
Revenue by Geography
Revenue	18,492	17,950	17,447
Asia Pacific
Revenue by Geography
Revenue	$ 11,702	$ 11,522	$ 11,604